Hartford Small Cap Growth HLS Fund
Schedule of Investments
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Automobiles & Components - 2.8%
70,887	Fox Factory Holding Corp.*	$ 8,603,555
38,587	Patrick Industries, Inc.	2,655,171
54,890	Visteon Corp.*	8,608,399
		19,867,125
	Banks - 1.0%
114,754	Synovus Financial Corp.	3,537,866
64,245	Triumph Financial, Inc.*	3,730,064
		7,267,930
	Capital Goods - 13.5%
63,744	Ameresco, Inc. Class A*	3,137,480
91,398	Applied Industrial Technologies, Inc.	12,990,398
157,404	AZEK Co., Inc.*	3,705,290
46,267	Boise Cascade Co.	2,926,388
49,017	Chart Industries, Inc.*	6,146,732
41,899	Curtiss-Wright Corp.	7,385,118
143,673	Fluor Corp.*	4,440,932
27,197	Herc Holdings, Inc.	3,097,738
475,291	Hillman Solutions Corp.*	4,001,950
73,340	ITT, Inc.	6,329,242
75,042	John Bean Technologies Corp.	8,201,340
62,800	Rush Enterprises, Inc. Class A	3,428,880
217,115	Shoals Technologies Group, Inc. Class A*	4,948,051
98,262	SPX Technologies, Inc.*	6,935,332
396,114	Stem, Inc.*(1)	2,245,966
167,901	WillScot Mobile Mini Holdings Corp.*	7,871,199
418,313	Zurn Elkay Water Solutions Corp.	8,935,166
		96,727,202
	Commercial & Professional Services - 8.8%
65,535	ASGN, Inc.*	5,417,778
24,580	CACI International, Inc. Class A*	7,282,562
83,843	Casella Waste Systems, Inc. Class A*	6,930,462
31,253	Clean Harbors, Inc.*	4,455,428
21,283	Concentrix Corp.	2,586,949
40,590	ExlService Holdings, Inc.*	6,568,680
46,712	Exponent, Inc.	4,656,719
70,639	Insperity, Inc.	8,586,171
112,746	KBR, Inc.	6,206,667
12,003	Tetra Tech, Inc.	1,763,361
523,257	Verra Mobility Corp.*	8,853,508
		63,308,285
	Consumer Durables & Apparel - 3.6%
97,040	Crocs, Inc.*	12,269,737
11,165	Deckers Outdoor Corp.*	5,019,226
208,369	YETI Holdings, Inc.*	8,334,760
		25,623,723
	Consumer Services - 4.9%
27,238	Churchill Downs, Inc.	7,001,528
141,171	Penn Entertainment, Inc.*	4,187,132
112,313	Texas Roadhouse, Inc.	12,136,543
62,694	Wingstop, Inc.	11,509,364
		34,834,567
	Consumer Staples Distribution & Retail - 0.5%
62,532	Performance Food Group Co.*	3,773,181
	Energy - 5.6%
72,952	Cactus, Inc. Class A	3,007,811
58,642	Chord Energy Corp.	7,893,213
146,742	Helmerich & Payne, Inc.	5,246,027
376,101	Magnolia Oil & Gas Corp. Class A	8,229,090
104,095	Ovintiv, Inc.	3,755,748
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Energy - 5.6% - (continued)
103,345	PDC Energy, Inc.	$ 6,632,682
197,528	SM Energy Co.	5,562,388
		40,326,959
	Equity Real Estate Investment Trusts (REITs) - 2.0%
55,756	Agree Realty Corp. REIT	3,825,419
201,607	Phillips Edison & Co., Inc. REIT	6,576,420
42,820	Ryman Hospitality Properties, Inc. REIT	3,842,239
		14,244,078
	Financial Services - 3.3%
473,267	MGIC Investment Corp.	6,351,243
14,459	Repay Holdings Corp.*	94,996
60,020	Shift4 Payments, Inc. Class A*	4,549,516
110,484	Stifel Financial Corp.	6,528,499
33,653	WEX, Inc.*	6,188,450
		23,712,704
	Food, Beverage & Tobacco - 4.8%
10,256	Boston Beer Co., Inc. Class A*	3,371,147
90,728	Celsius Holdings, Inc.*	8,432,261
76,483	Freshpet, Inc.*	5,062,410
29,814	Lancaster Colony Corp.	6,048,664
126,040	Simply Good Foods Co.*	5,012,611
370,387	Sovos Brands, Inc.*	6,178,055
		34,105,148
	Health Care Equipment & Services - 8.9%
24,239	Amedisys, Inc.*	1,782,778
104,455	AtriCure, Inc.*	4,329,660
114,420	Encompass Health Corp.	6,190,122
99,784	Glaukos Corp.*	4,999,178
72,947	Globus Medical, Inc. Class A*	4,131,718
88,221	Haemonetics Corp.*	7,300,288
98,726	HealthEquity, Inc.*	5,796,204
77,850	Inari Medical, Inc.*	4,806,459
21,023	Inspire Medical Systems, Inc.*	4,920,854
111,421	Integra LifeSciences Holdings Corp.*	6,396,680
71,348	Omnicell, Inc.*	4,185,987
149,300	Owens & Minor, Inc.*	2,172,315
33,014	QuidelOrtho Corp.*	2,941,217
16,957	Shockwave Medical, Inc.*	3,676,786
		63,630,246
	Household & Personal Products - 0.6%
353,649	Beauty Health Co.*	4,466,587
	Insurance - 0.4%
125,423	James River Group Holdings Ltd.	2,589,985
	Materials - 4.4%
261,793	Axalta Coating Systems Ltd.*	7,929,710
111,199	Cabot Corp.	8,522,291
53,924	Ingevity Corp.*	3,856,644
356,008	Livent Corp.*	7,732,494
66,028	Louisiana-Pacific Corp.	3,579,378
		31,620,517
	Media & Entertainment - 1.1%
180,365	Bumble, Inc. Class A*	3,526,136
57,719	Ziff Davis, Inc.*	4,504,968
		8,031,104
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
193,663	Aclaris Therapeutics, Inc.*	1,566,734
162,309	Alkermes PLC*	4,575,491
29,002	Apellis Pharmaceuticals, Inc.*	1,912,972
58,399	Bioxcel Therapeutics, Inc.*(1)	1,089,725

1

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6% - (continued)
90,218	Blueprint Medicines Corp.*	$ 4,058,908
60,405	Celldex Therapeutics, Inc.*	2,173,372
135,172	Crinetics Pharmaceuticals, Inc.*	2,170,862
246,500	Cytek Biosciences, Inc.*	2,265,335
100,551	Cytokinetics, Inc.*	3,538,390
128,223	Denali Therapeutics, Inc.*	2,954,258
895,374	Geron Corp.*	1,942,961
652,102	ImmunoGen, Inc.*	2,504,072
55,163	Intellia Therapeutics, Inc.*	2,055,925
103,891	Intra-Cellular Therapies, Inc.*	5,625,698
85,107	IVERIC bio, Inc.*	2,070,653
28,129	Karuna Therapeutics, Inc.*	5,109,351
69,043	Kymera Therapeutics, Inc.*	2,045,744
76,287	Morphic Holding, Inc.*	2,871,443
55,355	PTC Therapeutics, Inc.*	2,681,396
138,365	Revance Therapeutics, Inc.*	4,456,737
132,795	Revolution Medicines, Inc.*	2,876,340
64,261	Sage Therapeutics, Inc.*	2,696,391
121,038	Syndax Pharmaceuticals, Inc.*	2,556,322
107,995	Vaxcyte, Inc.*	4,047,653
60,652	Ventyx Biosciences, Inc.*	2,031,842
102,009	Veracyte, Inc.*	2,274,801
95,625	Zentalis Pharmaceuticals, Inc.*	1,644,750
		75,798,126
	Semiconductors & Semiconductor Equipment - 5.9%
73,480	Axcelis Technologies, Inc.*	9,791,210
44,849	Cirrus Logic, Inc.*	4,905,584
49,203	Lattice Semiconductor Corp.*	4,698,887
48,010	MKS Instruments, Inc.	4,254,646
94,310	Power Integrations, Inc.	7,982,398
44,574	Rambus, Inc.*	2,284,863
46,333	Silicon Laboratories, Inc.*	8,112,445
		42,030,033
	Software & Services - 9.7%
108,534	Alarm.com Holdings, Inc.*	5,457,090
83,822	Blackbaud, Inc.*	5,808,865
43,991	Ceridian HCM Holding, Inc.*	3,221,021
79,859	DigitalOcean Holdings, Inc.*(1)	3,128,077
293,458	EngageSmart, Inc.*	5,649,066
52,876	Five9, Inc.*	3,822,406
128,854	Grid Dynamics Holdings, Inc.*	1,476,667
59,973	Guidewire Software, Inc.*	4,920,785
47,071	Manhattan Associates, Inc.*	7,288,944
84,908	Perficient, Inc.*	6,129,508
156,989	PowerSchool Holdings, Inc. Class A*	3,111,522
67,729	Rapid7, Inc.*	3,109,438
75,495	Sprout Social, Inc. Class A*	4,596,136
161,069	Squarespace, Inc. Class A*	5,117,162
61,182	Workiva, Inc.*	6,265,649
		69,102,336
	Technology Hardware & Equipment - 5.2%
77,532	Fabrinet*	9,207,700
72,817	Insight Enterprises, Inc.*	10,409,919
15,978	Littelfuse, Inc.	4,283,542
42,025	Lumentum Holdings, Inc.*	2,269,770
47,060	Novanta, Inc.*	7,486,776
33,006	Super Micro Computer, Inc.*	3,516,789
		37,174,496
	Total Common Stocks (cost $574,875,209)	$ 698,234,332
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 1.0%
	Other Investment Pools & Funds - 1.0%
31,655	iShares Russell 2000 Growth ETF (1)		$ 7,179,987
	Total Exchange-Traded Funds (cost $6,408,131)		$ 7,179,987
	Total Long-Term Investments (cost $581,283,340)		$ 705,414,319
SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 0.6%
$ 4,042,953	Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/2023 at 4.810%, due on 04/03/2023 with a maturity value of $4,044,574; collateralized by U.S. Treasury Note at 2.250%, maturing 11/15/2025, with a market value of $4,123,881		$ 4,042,953
	Securities Lending Collateral - 2.9%
3,350,353	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.72%(2)		3,350,353
11,167,841	HSBC U.S. Government Money Market Fund, Institutional Class, 4.70%(2)		11,167,841
3,350,352	Invesco Government & Agency Portfolio, Institutional Class, 4.73%(2)		3,350,352
3,350,352	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.75%(2)		3,350,352
			21,218,898
	Total Short-Term Investments (cost $25,261,851)		$ 25,261,851
	Total Investments (cost $606,545,191)	102.1%	$ 730,676,170
	Other Assets and Liabilities	(2.1)%	(15,005,305)
	Total Net Assets	100.0%	$ 715,670,865
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 19,867,125	$ 19,867,125	$ —	$ —
Banks	7,267,930	7,267,930	—	—
Capital Goods	96,727,202	96,727,202	—	—
Commercial & Professional Services	63,308,285	63,308,285	—	—
Consumer Durables & Apparel	25,623,723	25,623,723	—	—
Consumer Services	34,834,567	34,834,567	—	—
Consumer Staples Distribution & Retail	3,773,181	3,773,181	—	—
Energy	40,326,959	40,326,959	—	—
Equity Real Estate Investment Trusts (REITs)	14,244,078	14,244,078	—	—
Financial Services	23,712,704	23,712,704	—	—
Food, Beverage & Tobacco	34,105,148	34,105,148	—	—
Health Care Equipment & Services	63,630,246	63,630,246	—	—
Household & Personal Products	4,466,587	4,466,587	—	—
Insurance	2,589,985	2,589,985	—	—
Materials	31,620,517	31,620,517	—	—
Media & Entertainment	8,031,104	8,031,104	—	—
Pharmaceuticals, Biotechnology & Life Sciences	75,798,126	75,798,126	—	—
Semiconductors & Semiconductor Equipment	42,030,033	42,030,033	—	—
Software & Services	69,102,336	69,102,336	—	—
Technology Hardware & Equipment	37,174,496	37,174,496	—	—
Exchange-Traded Funds	7,179,987	7,179,987	—	—
Short-Term Investments	25,261,851	21,218,898	4,042,953	—
Total	$ 730,676,170	$ 726,633,217	$ 4,042,953	$ —

(1)	For the period ended March 31, 2023, there were no transfers in and out of Level 3.
3

Hartford HLS Series Fund II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
4

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedule of Investments
 March 31, 2023  (unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value per share (“NAV”) of each class of the Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the Fund’s NAV in accordance with applicable law.
For purposes of calculating the NAV of each class of the Fund, portfolio securities and other assets held in the Fund's portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to the Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or are deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
5

Hartford HLS Series Fund II, Inc. (the "Company")
 Notes to the Schedule of Investments – (continued)
 March 31, 2023  (unaudited)

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.
6